Financial information of the parent company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 11,444,273	$ 2,048,107
(Decrease) increase in accounts payable	(2,820,000)	2,960,000
(Decrease) increase in other payables and accrued liabilities	(517,960)	50,918
(Increase) in other receivable - intercompany	(2,862,437)
Increase (decrease) in other payables - intercompany	13,174,933	(18,993)
Equity income of subsidiaries and VIEs	(14,945,051)	(6,517,671)
Net cash used in operating activities	3,473,758	(1,477,639)
Proceeds from sale of ordinary shares, net	2,000,000	18,090,668
Proceeds from initial public offering held in escrow		600,000
Net cash provided by financing activities	2,000,000	18,090,668
Proceeds om initial public offering offset with intercompany payable		1,413,458
CHANGES IN CASH AND CASH EQUIVALENTS	5,473,758	16,613,029
CASH AND CASH EQUIVALENTS, beginning of year	16,613,029
CASH AND CASH EQUIVALENTS, end of year	$ 22,086,787	$ 16,613,029